DEBT SECURITIES IN ISSUE (Details) $ in Millions, $ in Millions		Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		$ 20,287,233		$ 19,648,714
Bancolombia S.A. | Country of domicile [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]	4,533,392		5,162,515
Debt instruments issued		$ 4,607,153		$ 5,247,501
Bancolombia S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		$ 3,237,466		$ 3,242,405
Debt instruments issued			10,452,432		9,532,927
Banco Agrícola S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		547,000		547,000
Debt instruments issued			1,774,852		1,622,238
Bancolombia Panama S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		139,280		260,310
Debt instruments issued			457,495		784,567
Grupo Agromercantil Holding S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		300,939		302,264
Debt instruments issued			986,476		910,270
Banismo S.A. y filiales | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		606,635		519,300
Debt instruments issued			1,980,824		$ 1,551,211
Bancolombia Puerto Rico International Inc | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	[1]		8,499
Debt instruments issued			$ 28,001
Bottom of range [member] | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	[2]	2.60%	2.60%	5.59%	5.59%
Bottom of range [member] | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.60%	2.60%	1.90%	1.90%
Bottom of range [member] | Banco Agrícola S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		5.27%	5.27%	5.36%	5.36%
Bottom of range [member] | Bancolombia Panama S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.60%	2.60%	1.90%	1.90%
Bottom of range [member] | Grupo Agromercantil Holding S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		0.25%	0.25%	0.25%	0.25%
Bottom of range [member] | Banismo S.A. y filiales
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.65%	2.65%	2.65%	2.65%
Bottom of range [member] | Bancolombia Puerto Rico International Inc
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.70%	2.70%
Top of range [member] | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	[2]	10.89%	10.89%	7.00%	7.00%
Top of range [member] | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		6.22%	6.22%	6.31%	6.31%
Top of range [member] | Banco Agrícola S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		7.17%	7.17%	7.99%	7.99%
Top of range [member] | Bancolombia Panama S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		3.50%	3.50%	2.90%	2.90%
Top of range [member] | Grupo Agromercantil Holding S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		7.25%	7.25%	7.25%	7.25%
Top of range [member] | Banismo S.A. y filiales
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		5.00%	5.00%	3.65%	3.65%
Top of range [member] | Bancolombia Puerto Rico International Inc
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		3.00%	3.00%

[1]	Face value is in US dollar for foreign currency bonds.
[2]	Consumer price index.